COLUMBIA EMERGING MARKETS FUND

(the “Fund”)

Supplement to the Prospectus dated August 1, 2008

The Board of Trustees has approved the reduction of fee rates payable by the Fund for advisory services. Accordingly, effective November 1, 2008, the Class A and Class C Shares prospectus is revised and supplemented as follows:

1.	The sections entitled “Shareholder Fees (paid directly from your investment)” and “Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	1.00	%(b)
Maximum redemption fee (%) as a percentage of the amount redeemed, if applicable	2.00	%(c)	2.00	%(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares
Management fees (d)(e)(f)	1.22%	1.22%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses (g)	0.28%	0.28%
Acquired fund fees and expenses (h)	0.02%	0.02%
Total annual Fund operating expenses (i)	1.77%	2.52%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(d)	Management fees include an investment advisory fee of 1.02% and an administrative fee of 0.20%.

(e)	Effective November 1, 2008, the Advisor has implemented a revised breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The revised breakpoint schedule for the Fund is as follows: 1.15% for assets up to $750 million; 1.00% for assets in excess of $750 million and up to $1 billion; 0.67% for assets in excess of $1 billion and up to $1.5 billion; 0.62% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.52% for assets in excess of $6 billion. Management fees have been restated to reflect this revised breakpoint schedule.

(f)	The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 1.17% and “Total annual Fund operating expenses” would be 1.72% and 2.47% for Class A and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(g)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(h)	Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(i)	The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.70% annually through July 31, 2009.

2.	The table under “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$745	$1,100	$1,479	$2,539
Class C Shares
Assuming no redemption	$255	$785	$1,340	$2,856
Assuming complete redemption of shares at the end of the period	$355	$785	$1,340	$2,856

3.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia Emerging Markets Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.77%	-2.71	%(b)	$9,729.43	$744.52
2	10.25%	1.77%	0.44%		$10,043.69	$174.99
3	15.76%	1.77%	3.68%		$10,368.10	$180.64
4	21.55%	1.77%	7.03%		$10,702.99	$186.48
5	27.63%	1.77%	10.49%		$11,048.70	$192.50
6	34.01%	1.77%	14.06%		$11,405.57	$198.72
7	40.71%	1.77%	17.74%		$11,773.97	$205.14
8	47.75%	1.77%	21.54%		$12,154.27	$211.76
9	55.13%	1.77%	25.47%		$12,546.85	$218.60
10	62.89%	1.77%	29.52%		$12,952.11	$225.67
Total Gain After Fees and Expenses					$2,952.11
Total Annual Fees and Expenses Paid						$2,539.02

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

Columbia Emerging Markets Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.52%	2.48%	$10,248.00	$255.12
2	10.25%	2.52%	5.02%	$10,502.15	$261.45
3	15.76%	2.52%	7.63%	$10,762.60	$267.94
4	21.55%	2.52%	10.30%	$11,029.52	$274.58
5	27.63%	2.52%	13.03%	$11,303.05	$281.39
6	34.01%	2.52%	15.83%	$11,583.36	$288.37
7	40.71%	2.52%	18.71%	$11,870.63	$295.52
8	47.75%	2.52%	21.65%	$12,165.02	$302.85
9	55.13%	2.52%	24.67%	$12,466.72	$310.36
10	62.89%	2.52%	27.76%	$12,775.89	$318.06
Total Gain After Fees and Expenses				$2,775.89
Total Annual Fees and Expenses Paid					$2,855.64

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference.

INT-47/156916-1108	November 6, 2008

COLUMBIA EMERGING MARKETS FUND

(the “Fund”)

Supplement to the Prospectus dated August 1, 2008

The Board of Trustees has approved the reduction of fee rates payable by the Fund for advisory services. Accordingly, effective November 1, 2008, the Class Z Shares prospectus is revised and supplemented as follows:

1.	The sections entitled “Shareholder Fees (paid directly from your investment)” and “Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Maximum redemption fee, as a percentage of the amount redeemed, if applicable	2.00	%(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)(c)(d)	1.22%
Distribution and service (12b-1) fees	0.00%
Other expenses (e)	0.28%
Acquired fund fees and expenses (f)	0.02%
Total annual Fund operating expenses (g)	1.52%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fee for details.

(b)	Management fees include an investment advisory fee of 1.02% and an administrative fee of 0.20%.

(c)	Effective November 1, 2008, the Advisor has implemented a revised breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The revised breakpoint schedule for the Fund is as follows: 1.15% for assets up to $750 million; 1.00% for assets in excess of $750 million and up to $1 billion; 0.67% for assets in excess of $1 billion and up to $1.5 billion; 0.62% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.52% for assets in excess of $6 billion. Management fees have been restated to reflect this revised breakpoint schedule.

(d)	The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management Fees” would be 1.17% and “Total annual Fund operating expenses” would be 1.47%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)	Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(g)	The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.70% annually through July 31, 2009.

2.	The table under “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$155	$480	$829	$1,813

3.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia Emerging Markets Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.52%	3.48%	$10,348.00	$154.64
2	10.25%	1.52%	7.08%	$10,708.11	$160.03
3	15.76%	1.52%	10.81%	$11,080.75	$165.60
4	21.55%	1.52%	14.66%	$11,466.36	$171.36
5	27.63%	1.52%	18.65%	$11,865.39	$177.32
6	34.01%	1.52%	22.78%	$12,278.31	$183.49
7	40.71%	1.52%	27.06%	$12,705.59	$189.88
8	47.75%	1.52%	31.48%	$13,147.75	$196.49
9	55.13%	1.52%	36.05%	$13,605.29	$203.32
10	62.89%	1.52%	40.79%	$14,078.75	$210.40
Total Gain After Fees and Expenses				$4,078.75
Total Annual Fees and Expenses Paid					$1,812.53

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/156917-1108	November 6, 2008

COLUMBIA INTERNATIONAL GROWTH FUND

(the “Fund”)

Supplement to the Prospectus dated August 1, 2008

The Board of Trustees has approved the reduction of fee rates payable by the Fund for advisory services. Accordingly, effective November 1, 2008, the Class A and Class C Shares prospectus is revised and supplemented as follows:

1.	The sections entitled “Shareholder Fees (paid directly from your investment)” and “Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares

Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A

Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	1.00	%(b)

Maximum redemption fee, as a percentage of the amount redeemed, if applicable	2.00	%(c)	2.00	%(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares
Management fees (d)(e)(f)	1.06%	1.06%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses (g)	0.22%	0.22%
Acquired fund fees and expenses (h)	0.01%	0.01%
Total annual Fund operating expenses (i)	1.54%	2.29%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(d)	Management fees include an investment advisory fee of 0.86% and an administrative fee of 0.20%.

(e)	Effective November 1, 2008, the Advisor has implemented a revised breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The revised breakpoint schedule for the Fund is as follows: 0.95% for assets up to $500 million; 0.62% for assets in excess of $500 million and up to $1 billion; 0.57% for assets in excess of $1 billion and up to $1.5 billion; 0.52% for assets in excess of $1.5 billion and up to $3 billion; 0.50% for assets in excess of $3 billion and up to $6 billion; and 0.48% for assets in excess of $6 billion. Management fees have been restated to reflect this revised breakpoint schedule.

(f)	The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 1.01% and “Total annual Fund operating expenses” would be 1.49% and 2.24% for Class A and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(g)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(h)	Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(i)	The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.50% annually through July 31, 2009.

2.	The table under “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$723	$1,033	$1,366	$2,304
Class C Shares
Assuming no redemption	$232	$715	$1,225	$2,626
Assuming complete redemption of shares at the end of the period	$332	$715	$1,225	$2,626

3.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia International Growth Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.54%	-2.49	%(b)	$9,751.11	$722.66
2	10.25%	1.54%	0.88%		$10,088.49	$152.76
3	15.76%	1.54%	4.38%		$10,437.56	$158.05
4	21.55%	1.54%	7.99%		$10,798.69	$163.52
5	27.63%	1.54%	11.72%		$11,172.33	$169.18
6	34.01%	1.54%	15.59%		$11,558.89	$175.03
7	40.71%	1.54%	19.59%		$11,958.83	$181.09
8	47.75%	1.54%	23.73%		$12,372.61	$187.35
9	55.13%	1.54%	28.01%		$12,800.70	$193.83
10	62.89%	1.54%	32.44%		$13,243.60	$200.54
Total Gain After Fees and Expenses					$3,243.60
Total Annual Fees and Expenses Paid						$2,304.01

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

Columbia International Growth Fund—Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.29%	2.71%	$10,271.00	$232.10
2	10.25%	2.29%	5.49%	$10,549.34	$238.39
3	15.76%	2.29%	8.35%	$10,835.23	$244.85
4	21.55%	2.29%	11.29%	$11,128.87	$251.49
5	27.63%	2.29%	14.30%	$11,430.46	$258.30
6	34.01%	2.29%	17.40%	$11,740.22	$265.30
7	40.71%	2.29%	20.58%	$12,058.38	$272.49
8	47.75%	2.29%	23.85%	$12,385.17	$279.88
9	55.13%	2.29%	27.21%	$12,720.80	$287.46
10	62.89%	2.29%	30.66%	$13,065.54	$295.25
Total Gain After Fees and Expenses				$3,065.54
Total Annual Fees and Expenses Paid					$2,625.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/157018-1108	November 6, 2008

COLUMBIA INTERNATIONAL GROWTH FUND

(the “Fund”)

Supplement to the Prospectus dated August 1, 2008

The Board of Trustees has approved the reduction of fee rates payable by the Fund for advisory services. Accordingly, effective November 1, 2008, the Class Z Shares prospectus is revised and supplemented as follows:

1.	The sections entitled “Shareholder Fees (paid directly from your investment)” and “Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Maximum redemption Fee, as a percentage of the amount redeemed, if applicable	2.00	%(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)(c)(d)	1.06%
Distribution and service (12b-1) fees	0.00%
Other expenses (e)	0.22%
Acquired fund fees and expenses (f)	0.01%
Total annual Fund operating expenses (g)	1.29%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fee for details.

(b)	Management fees include an investment advisory fee of 0.86% and an administrative fee of 0.20%.

(c)	Effective November 1, 2008, the Advisor has implemented a revised breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The revised breakpoint schedule for the Fund is as follows: 0.95% for assets up to $500 million; 0.62% for assets in excess of $500 million and up to $1 billion; 0.57% for assets in excess of $1 billion and up to $1.5 billion; 0.52% for assets in excess of $1.5 billion and up to $3 billion; 0.50% for assets in excess of $3 billion and up to $6 billion; and 0.48% for assets in excess of $6 billion. Management fees have been restated to reflect this revised breakpoint schedule.

(d)	The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management Fees” would be 1.01% and “Total annual Fund operating expenses” would be 1.24%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)	Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary expenses of the Fund for purposes of a contractual expense limitation, if any.

(g)	The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.50% annually through July 31, 2009.

2.	The table under “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$131	$409	$708	$1,556

3.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia International Growth Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.29%	3.71%	$10,371.00	$131.39
2	10.25%	1.29%	7.56%	$10,755.76	$136.27
3	15.76%	1.29%	11.55%	$11,154.80	$141.32
4	21.55%	1.29%	15.69%	$11,568.65	$146.57
5	27.63%	1.29%	19.98%	$11,997.84	$152.00
6	34.01%	1.29%	24.43%	$12,442.96	$157.64
7	40.71%	1.29%	29.05%	$12,904.60	$163.49
8	47.75%	1.29%	33.83%	$13,383.36	$169.56
9	55.13%	1.29%	38.80%	$13,879.88	$175.85
10	62.89%	1.29%	43.95%	$14,394.82	$182.37
Total Gain After Fees and Expenses				$4,394.82
Total Annual Fees and Expenses Paid					$1,556.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/157019-1108	November 6, 2008

COLUMBIA PACIFIC/ASIA FUND

(the “Fund”)

Supplement to the Prospectus dated August 1, 2008

The Board of Trustees has approved the reduction of fee rates payable by the Fund for advisory services. Accordingly, effective November 1, 2008, the Class A and Class C Shares prospectus is revised and supplemented as follows:

1.	The sections entitled “Shareholder Fees (paid directly from your investment)” and “Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	1.00	%(b)
Maximum redemption fee (%) (as a percentage of amount redeemed, if applicable)	2.00	%(c)	2.00	%(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class C Shares
Management fees (d)(e)(f)	0.95%	0.95%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses (g)	0.29%	0.29%
Acquired fund fees and expenses (h)	0.02%	0.02%
Total annual Fund operating expenses (i)	1.51%	2.26%

(a)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(d)	Management fees include an investment advisory fee of 0.75% and an administrative fee of 0.20%.

(e)	Effective November 1, 2008, the Advisor has implemented a revised breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The revised breakpoint schedule for the Fund is as follows: 0.75% for assets up to $1 billion; 0.67% for assets in excess of $1 billion and up to $1.5 billion; 0.62% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.52% for assets in excess of $6 billion. Management fees have been restated to reflect this revised breakpoint schedule.

(f)	The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management fees” would be 0.90% and “Total annual Fund operating expenses” would be 1.46% and 2.21% for Class A and Class C shares, respectively. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(g)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(h)	Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary operating expenses of the Fund for purposes of a contractual expense limitation, if any.

(i)	The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.65% annually through July 31, 2009.

2.	The table under “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$720	$1,025	$1,351	$2,273
Class C Shares
Assuming no redemption	$229	$706	$1,210	$2,595
Assuming complete redemption of shares at the end of the period	$329	$706	$1,210	$2,595

3.	The tables under “Hypothetical Fees and Expenses” are deleted in their entirety and replaced with the following:

Columbia Pacific/Asia Fund - Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.51%	-2.46	%(b)	$9,753.93	$719.80
2	10.25%	1.51%	0.94%		$10,094.34	$149.85
3	15.76%	1.51%	4.47%		$10,446.64	$155.08
4	21.55%	1.51%	8.11%		$10,811.23	$160.50
5	27.63%	1.51%	11.89%		$11,188.54	$166.10
6	34.01%	1.51%	15.79%		$11,579.02	$171.90
7	40.71%	1.51%	19.83%		$11,983.12	$177.89
8	47.75%	1.51%	24.01%		$12,401.34	$184.10
9	55.13%	1.51%	28.34%		$12,834.14	$190.53
10	62.89%	1.51%	32.82%		$13,282.05	$197.18
Total Gain After Fees and Expenses					$3,282.05
Total Annual Fees and Expenses Paid						$2,272.93

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

Columbia Pacific/Asia Fund - Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.26%	2.74%	$10,274.00	$229.10
2	10.25%	2.26%	5.56%	$10,555.51	$235.37
3	15.76%	2.26%	8.45%	$10,844.73	$241.82
4	21.55%	2.26%	11.42%	$11,141.87	$248.45
5	27.63%	2.26%	14.47%	$11,447.16	$255.26
6	34.01%	2.26%	17.61%	$11,760.81	$262.25
7	40.71%	2.26%	20.83%	$12,083.06	$269.44
8	47.75%	2.26%	24.14%	$12,414.14	$276.82
9	55.13%	2.26%	27.54%	$12,754.28	$284.40
10	62.89%	2.26%	31.04%	$13,103.75	$292.20
Total Gain After Fees and Expenses				$3,103.75
Total Annual Fees and Expenses Paid					$2,595.11

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/156820-1108	November 6, 2008

COLUMBIA PACIFIC/ASIA FUND

(the “Fund”)

Supplement to the Prospectus dated August 1, 2008

The Board of Trustees has approved the reduction of fee rates payable by the Fund for advisory services. Accordingly, effective November 1, 2008, the Class Z Shares prospectus is revised and supplemented as follows:

1.	The sections entitled “Shareholder Fees (paid directly from your investment)” and “Annual Fund Operating Expenses (deducted from the Fund’s assets)” are deleted in their entirety and replaced with the following:

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Maximum redemption fee (%) (as a percentage of amount redeemed, if applicable)	2.00	%(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees (b)(c)(d)	0.95%
Distribution and service (12b-1) fees	0.00%
Other expenses (e)	0.29%
Acquired fund fees and expenses (f)	0.02%
Total annual Fund operating expenses (g)	1.26%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(b)	Management fees include an investment advisory fee of 0.75% and an administrative fee of 0.20%.

(c)	Effective November 1, 2008, the Advisor has implemented a revised breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The revised breakpoint schedule for the Fund is as follows: 0.75% for assets up to $1 billion; 0.67% for assets in excess of $1 billion and up to $1.5 billion; 0.62% for assets in excess of $1.5 billion and up to $3 billion; 0.57% for assets in excess of $3 billion and up to $6 billion; and 0.52% for assets in excess of $6 billion. Management fees have been restated to reflect this revised breakpoint schedule.

(d)	The Administrator has voluntarily agreed to waive 0.05% of the fees payable to it. If this waiver were reflected in the table, “Management Fees” would be 0.90% and “Total annual Fund operating expenses” would be 1.21%. The Administrator, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)	Acquired fund fees and expenses include fees and expenses associated with the Fund’s investments in other investment companies. Since they are incurred only indirectly by the Fund, such fees and expenses are not considered ordinary expenses of the Fund for purposes of a contractual expense limitation, if any.

(g)	The Advisor has contractually agreed to bear a portion of the Fund’s expenses so that the Fund’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund’s custodian, do not exceed 1.65% annually through July 31, 2009.

2.	The table under “Example” is deleted in its entirety and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class Z Shares	$128	$400	$692	$1,523

3.	The table under “Hypothetical Fees and Expenses” is deleted in its entirety and replaced with the following:

Columbia Pacific/Asia Fund - Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.26%	3.74%	$10,374.00	$128.36
2	10.25%	1.26%	7.62%	$10,761.99	$133.16
3	15.76%	1.26%	11.64%	$11,164.49	$138.14
4	21.55%	1.26%	15.82%	$11,582.04	$143.30
5	27.63%	1.26%	20.15%	$12,015.21	$148.66
6	34.01%	1.26%	24.65%	$12,464.57	$154.22
7	40.71%	1.26%	29.31%	$12,930.75	$159.99
8	47.75%	1.26%	34.14%	$13,414.36	$165.97
9	55.13%	1.26%	39.16%	$13,916.06	$172.18
10	62.89%	1.26%	44.37%	$14,436.52	$178.62
Total Gain After Fees and Expenses				$4,436.52
Total Annual Fees and Expenses Paid					$1,522.60

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Shareholders should retain this supplement for future reference

INT-47/156918-1108	November 6, 2008